SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of risks (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Concentration of risks
Accounts receivable	$ 0		$ 0
Purchase | Vendor | Vendor A
Concentration of risks
Concertation risk (in percent)	100.00%	100.00%
Sales | Customer | Customer A
Concentration of risks
Concertation risk (in percent)	82.00%
Sales | Customer | Customer B
Concentration of risks
Concertation risk (in percent)	18.00%	91.00%